Cover	Jun. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41453
Entity Registrant Name	GETTY IMAGES HOLDINGS, INC.
Entity Central Index Key	0001898496
Entity Tax Identification Number	87-3764229
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	605 5th Ave S. Suite 400
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	925-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GETY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false